Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 26, 2016
Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements

The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 30, 2013	624,618	$1.18
Granted	165,000	1.16
Exercised	(74,813)	1.00
Forfeited	(50,220)	1.07

Outstanding March 29, 2014	664,585	1.21
Granted	50,000	1.94
Exercised	(111,372)	1.04
Expired	(15,000)	7.73
Forfeited	(147,051)	1.10

Outstanding March 28, 2015	441,162	1.15
Granted	235,000	0.78
Forfeited	(10,000)	1.10

Outstanding March 26, 2016	666,162	$1.02

Summary of Status of Stock Options

A summary of the status of Birks’ stock options at March 26, 2016 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.78	235,000	9.5	0.78	—	—
$0.84	100,000	7.1	$0.84	66,666	$0.84
$0.89	55,000	6.6	0.89	55,000	0.89
$1.04-1.05	156,162	5.7	1.04	156,162	1.04
$1.25-1.66	70,000	6.2	1.48	56,666	1.44
$1.94	50,000	8.8	1.94	16,666	1.94

	666,162	7.6	$1.02	351,160	$1.09

Mayors Stock Option Plan [Member]
Summary of Status of Stock Options

A summary of the status of the option plans at March 26, 2016 is presented below:

		Options outstanding and exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$ 1.05	627	4.1	$1.05

Summary of Stock Option Activity

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 30, 2013	9,081	$7.18
Expired	(5,245)	8.63

Outstanding March 29, 2014	3,836	5.19
Expired	(2,910)	6.51

Outstanding March 28, 2015	926	1.05
Expired	(299)	1.05

Outstanding March 26, 2016	627	$1.05